Submission	Sep. 16, 2024
Submission [Line Items]
Central Index Key	0001645590
Registrant Name	Hewlett Packard Enterprise Co
Registration File Number	333-276221
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES